Long-term debt - Disclosure of long-term debt (Details) € in Thousands, $ in Thousands		12 Months Ended
	Sep. 30, 2020 CAD ($)	Sep. 30, 2020 CAD ($) payment tranche	Sep. 30, 2019 CAD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CAD ($)	Sep. 30, 2020 EUR (€)	Oct. 01, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,331,207,000		$ 3,587,095,000
Current portion			113,511,000		310,764,000		$ 99,425,000
Long-term debt			2,217,696,000		3,276,331,000		$ 2,201,443,000
Proceeds from borrowings		$ 1,807,167,000	686,810,000
Senior U.S. unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings			332,533,000		339,682,000
Proceeds from borrowings	$ 333,125,000
Number of tranches | tranche		1
Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings			924,021,000		872,283,000
Proceeds from borrowings	872,325,000
Number of tranches | tranche		3
Unsecured committed revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings			334,370,000		0
Borrowing capacity of unsecured credit facility					1,500,000,000
Unsecured committed term loan credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings			661,939,000		2,330,288,000
Proceeds from borrowings	666,250,000
Notional amount					500,000,000
Obligations under finance leases, blended monthly installments
Disclosure of detailed information about borrowings [line items]
Borrowings			30,339,000		0
Other long-term debt
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 48,005,000		44,842,000
Committed to cover various letters of credit issued for clients and other parties
Disclosure of detailed information about borrowings [line items]
Borrowings					9,699,000
Unsecured committed term loan credit facility, 2020 term loan
Disclosure of detailed information about borrowings [line items]
Borrowings					1,665,625,000
Proceeds from borrowings	$ 1,665,625,000
Borrowings maturity term		2 years
Notional amount					$ 1,250,000,000
Weighted average | Senior U.S. unsecured notes
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate			4.99%	4.99%	4.99%	4.99%
Weighted average | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate			3.66%	3.64%	3.64%	3.64%
Borrowings maturity term		2 years 9 months 18 days
Weighted average | Obligations under finance leases, blended monthly installments
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate				2.44%	2.44%	2.44%
Tranche three | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 200,000	$ 266,500,000
Number of remaining yearly payments | payment		4
Number of yearly payments | payment		7
Repayments Of Borrowings, Tranche Four [Member] | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Number of tranches | tranche		1
Fair value hedges | Interest rate swaps | Senior U.S. unsecured notes
Disclosure of detailed information about borrowings [line items]
Fair value adjustments relating to interest rate swaps designated as fair value hedges		$ 6,470,000
Settled cross-currency swap agreements
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 69,300,000
Settled cross-currency swap agreements | Tranche three | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 65,860
LIBOR | Unsecured committed term loan credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowing margin rate				1.00%	1.00%	1.00%
LIBOR | Unsecured committed term loan credit facility, 2020 term loan
Disclosure of detailed information about borrowings [line items]
Borrowing margin rate				1.50%	1.50%	1.50%
LIBOR | Weighted average | Unsecured committed term loan credit facilities
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate				0.16%	0.16%	0.16%
LIBOR | Weighted average | Unsecured committed term loan credit facility, 2020 term loan
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate				0.16%	0.16%	0.16%
Between one and two years | Senior U.S. unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 250,000	$ 333,125,000
Between one and two years | Tranche three | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings				50,000
Less than one year | Repayments Of Borrowings, Tranche One | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings				55,000	73,288,000
Less than one year | Tranche three | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings				50,000
Less than one year | Repayments Of Borrowings, Tranche Four [Member] | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings					132,787,000	€ 85,000
Later than two years and not later than three years [member] | Tranche three | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings				50,000
Later than three years and not later than four years [member] | Tranche two | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings				300,000	$ 399,750,000
Later than three years and not later than four years [member] | Tranche three | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 50,000